MANAGED PORTFOLIO SERIES

Tortoise North American Energy Independence Fund (the “Fund”)

Investor Class Shares – TNPTX
Institutional Class Shares – TNPIX
C Class Shares – TNPCX

Supplement dated June 19, 2017 to:

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) dated March 30, 2017, as amended

Effective June 19, 2017, the Fund was reorganized into the Tortoise Select Opportunity Fund.  All references to the Fund are hereby removed from the Prospectus and SAI dated March 30, 2017.  Questions regarding these changes may be directed to the Fund toll-free at 855-TCA-FUND (855-822-3863).

This supplement should be retained with your Prospectus and SAI for future reference.